Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following table reconciles the beginning and ending aggregate carrying amount of our AROs for the three years ended December 31, 2015:

	December 31,
	2015	2014	2013
	(In thousands)
Liability, beginning of period	$7,539	$7,327	$5,088
Liabilities incurred	58	17	11
Liabilities acquired	—	—	1,786
Liabilities settled	(187)	(313)	(145)
Accretion expense	412	508	587
Liability, end of period	$7,822	$7,539	$7,327